OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated October 1, 2007

to Class Z Shares and Institutional Class Shares Prospectus, dated June 4, 2007,

as previously supplemented

This Supplement updates certain information contained in the currently effective Class Z Shares and Institutional Class Shares Prospectus of the above named funds, series funds of Old Mutual Advisor Funds (the “Trust”). You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The following is added after the last sentence in the first paragraph under the heading “Exchanges between Funds” on page 94 of the Prospectus:

In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

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Distributed by Old Mutual Investment Partners

R-07-160 10/2007

OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated October 1, 2007

to Class A, Class C, Class Z, and Institutional Class Shares Statement of Additional Information, dated June 4, 2007, as previously supplemented

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, and Institutional Class Shares Statement of Additional Information (“SAI”) of the above named funds (each, a “Fund”), series funds of Old Mutual Advisor Funds. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the Prospectus and/or SAI, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The following replaces (iv) in the paragraph under the heading “The Trust” on page 1 of the SAI in its entirety:

(iv) each class may be subject to different exchange privileges;

The following is added after the last sentence the second paragraph under the heading “Exchange Privileges” beginning on page 89 of the SAI:

In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares.

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Distributed by Old Mutual Investment Partners

R-07-161 10/2007